Related Party Disclosures - Additional Information (Detail) $ in Millions	6 Months Ended
Dec. 31, 2022 USD ($)
Fast Cities Australia
Related Party Transaction [Line Items]
Accounts receivable due, payable period	30 days
Palantir Technologies
Related Party Transaction [Line Items]
Long-term purchase commitment, amount	$ 21